As Filed With the Securities and Exchange Commission on October 8, 2013
File Nos. 033-47508 and 811-06653

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	34	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	36	[	X	]

(Check appropriate box or boxes.)

THE JENSEN PORTFOLIO, INC.
(Exact name of Registrant as Specified in Charter)

5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035
(Address of Principal Executive Office) (Zip Code)

(503) 274-2044
(800) 221-4384
Registrant’s Telephone Number, including Area Code

Robert D. McIver
5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035
(Name and Address of Agent for Service)

Copy to:

Brendan N. O’Scannlain
Stoel Rives LLP
Standard Insurance Center
900 SW Fifth Avenue, Suite 2600
Portland, OR  97204-1268

It is proposed that this filing will become effective (check appropriate box)
[X]           immediately upon filing pursuant to paragraph (b)
[   ]           on September 30, 2011 pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on (date) pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 34 hereby incorporates Parts A, B and C from the Fund’s PEA No. 33 on Form N-1A filed September 27, 2013.  This PEA No. 34 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 33.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lake Oswego and the State of Oregon on October 8, 2013.

THE JENSEN PORTFOLIO, INC.

By:   /s/ Robert D. McIver
  Robert D. McIver, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 34 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Val E. Jensen*	Chairman and Director	October 8, 2013
Val E. Jensen

/s/ Robert D. McIver	President	October 8, 2013
Robert D. McIver	(Chief Executive Officer)

Brian S. Ferrie*	Treasurer and Chief Compliance Officer	October 8, 2013
Brian S. Ferrie	(Principal Accounting Officer)

Robert F. Zagunis*	Vice President and Secretary	October 8, 2013
Robert F. Zagunis

Gary W. Hibler*	Director	October 8, 2013
Gary W. Hibler

Robert E. Harold*	Director	October 8, 2013
Robert E. Harold

Thomas L. Thomsen, Jr.*	Director	October 8, 2013
Thomas L. Thomsen, Jr.

Roger A. Cooke*	Director	October 8, 2013
Roger A. Cooke

Kenneth Thrasher*	Director	October 8, 2013
Kenneth Thrasher

*By: /s/ Robert D. McIver
Robert D. McIver, Attorney-In Fact as per Power of Attorney filed September 28, 2007.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE